Cash and Cash Equivalents - Summary of Cash and Cash Equivalents for the Purpose of Cash Flow Statement (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Cash and cash equivalents [abstract]
Cash and cash equivalents (as above)	₨ 96,953	$ 1,163	₨ 91,880		₨ 103,836
Bank overdrafts	(2)		(19)		(3)
Total	₨ 96,951	$ 1,163	₨ 91,861	$ 1,102	₨ 103,833	₨ 169,663